Label	Element	Value
MFS® Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000318874_SupplementTextBlock	SUPPLEMENT TO PROSPECTUS The date of this supplement is August 11, 2015. MFS® Equity Income Fund
Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Equity Income Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective September 15, 2015, the seventh paragraph in sub-section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information" is restated in its entirety as follows:

MFS uses a bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to create a fundamental rating for an issuer.  MFS uses quantitative models to create a quantitative rating for an issuer. MFS then constructs the portfolio considering the blended rating from combining the fundamental rating and the quantitative rating, as well as issuer, industry, and sector weightings, market capitalization, measures of expected volatility of the fund's return (e.g., predicted beta and predicted tracking error), and other factors.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective September 15, 2015, the following is added after the third paragraph in the sub-section entitled "Principal Risks" under the main heading "Summary of Key Information":

Investment Strategy Risk: The fund's strategy to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.